Disclosures Related to Loans Individually Evaluated for Impairment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 1,302,819	$ 798,499
Unpaid Principal Balance	1,544,065	1,056,571
Related Allowance	86,072	13,770
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	76,798
Unpaid Principal Balance	76,798
Related Allowance	27,086
Impaired Financing Receivables With No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	594,073	644,150
Unpaid Principal Balance	807,702	888,541
Impaired Financing Receivables With No Related Allowance [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,000
Unpaid Principal Balance	1,000
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,006,666	497,489
Unpaid Principal Balance	1,179,316	610,297
Related Allowance	70,434
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	76,798
Unpaid Principal Balance	76,798
PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	355,964	343,140
Unpaid Principal Balance	501,326	442,267
PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,000
Unpaid Principal Balance	1,000
UNITED STATES
Financing Receivable, Impaired [Line Items]
Recorded Investment	296,153	301,010
Unpaid Principal Balance	364,749	446,274
Related Allowance	15,638	0
UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	238,109	301,010
Unpaid Principal Balance	306,376	446,274
Impaired Financing Receivables With Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	708,746	154,349
Unpaid Principal Balance	736,363	168,030
Related Allowance	86,072	13,770
Impaired Financing Receivables With Related Allowance [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	75,798
Unpaid Principal Balance	75,798
Related Allowance	27,086
Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Recorded Investment	650,702	154,349
Unpaid Principal Balance	677,990	168,030
Related Allowance	70,434	13,770
Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	75,798
Unpaid Principal Balance	75,798
Related Allowance	27,086
Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES
Financing Receivable, Impaired [Line Items]
Recorded Investment	58,044	0
Unpaid Principal Balance	58,373	0
Related Allowance	15,638	0
Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	408,321	322,150
Unpaid Principal Balance	517,844	423,347
Related Allowance	5,020	3,590
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	166,356	123,818
Unpaid Principal Balance	214,047	152,667
Related Allowance	6,775	4,960
Non Covered Loans [Member] | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	122,252	231,322
Unpaid Principal Balance	202,619	358,486
Related Allowance	289	216
Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	382,880	121,209
Unpaid Principal Balance	386,545	122,071
Related Allowance	29,063	5,004
Non Covered Loans [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,104
Unpaid Principal Balance	6,104
Related Allowance	793
Non Covered Loans [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	140,108
Unpaid Principal Balance	140,108
Related Allowance	17,046
Non Covered Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	350,972	310,747
Unpaid Principal Balance	450,126	409,734
Non Covered Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	111,557	100,119
Unpaid Principal Balance	146,362	124,360
Non Covered Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member] | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	120,580	226,808
Unpaid Principal Balance	200,250	347,971
Non Covered Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,964	6,476
Unpaid Principal Balance	9,964	6,476
Non Covered Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Non Covered Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Non Covered Loans [Member] | PUERTO RICO | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	277,374	220,294
Unpaid Principal Balance	348,314	270,471
Related Allowance	4,152	3,590
Non Covered Loans [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	125,715	90,288
Unpaid Principal Balance	170,425	108,224
Related Allowance	6,255	4,960
Non Covered Loans [Member] | PUERTO RICO | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	49,747	65,698
Unpaid Principal Balance	103,411	109,531
Related Allowance	289	216
Non Covered Loans [Member] | PUERTO RICO | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	333,346	121,209
Unpaid Principal Balance	336,682	122,071
Related Allowance	14,944	5,004
Non Covered Loans [Member] | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	27,086
Non Covered Loans [Member] | PUERTO RICO | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,104
Unpaid Principal Balance	6,104
Related Allowance	793
Non Covered Loans [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	137,582
Unpaid Principal Balance	137,582
Related Allowance	16,915
Non Covered Loans [Member] | PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	223,468	208,891
Unpaid Principal Balance	284,039	256,858
Non Covered Loans [Member] | PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	83,421	66,589
Unpaid Principal Balance	115,245	79,917
Non Covered Loans [Member] | PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	48,075	61,184
Unpaid Principal Balance	101,042	99,016
Non Covered Loans [Member] | PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	6,476
Unpaid Principal Balance	0	6,476
Non Covered Loans [Member] | PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Non Covered Loans [Member] | PUERTO RICO | Impaired Financing Receivables With No Related Allowance [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Non Covered Loans [Member] | UNITED STATES | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	130,947	101,856
Unpaid Principal Balance	169,530	152,876
Related Allowance	868	0
Non Covered Loans [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	40,641	33,530
Unpaid Principal Balance	43,622	44,443
Related Allowance	520	0
Non Covered Loans [Member] | UNITED STATES | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	72,505	165,624
Unpaid Principal Balance	99,208	248,955
Related Allowance	0	0
Non Covered Loans [Member] | UNITED STATES | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	49,534
Unpaid Principal Balance	49,863
Related Allowance	14,119
Non Covered Loans [Member] | UNITED STATES | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Related Allowance	0
Non Covered Loans [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,526
Unpaid Principal Balance	2,526
Related Allowance	131
Non Covered Loans [Member] | UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	127,504	101,856
Unpaid Principal Balance	166,087	152,876
Non Covered Loans [Member] | UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	28,136	33,530
Unpaid Principal Balance	31,117	44,443
Non Covered Loans [Member] | UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member] | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	72,505	165,624
Unpaid Principal Balance	99,208	248,955
Non Covered Loans [Member] | UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,964
Unpaid Principal Balance	9,964
Non Covered Loans [Member] | UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Non Covered Loans [Member] | UNITED STATES | Impaired Financing Receivables With No Related Allowance [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	57,349	11,403
Unpaid Principal Balance	67,718	13,613
Related Allowance	5,020	3,590
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	54,799	23,699
Unpaid Principal Balance	67,685	28,307
Related Allowance	6,775	4,960
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,672	4,514
Unpaid Principal Balance	2,369	10,515
Related Allowance	289	216
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	372,916	114,733
Unpaid Principal Balance	376,581	115,595
Related Allowance	29,063	5,004
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,104
Unpaid Principal Balance	6,104
Related Allowance	793
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	140,108
Unpaid Principal Balance	140,108
Related Allowance	17,046
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	53,906	11,403
Unpaid Principal Balance	64,275	13,613
Related Allowance	4,152	3,590
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	42,294	23,699
Unpaid Principal Balance	55,180	28,307
Related Allowance	6,255	4,960
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,672	4,514
Unpaid Principal Balance	2,369	10,515
Related Allowance	289	216
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	333,346	114,733
Unpaid Principal Balance	336,682	115,595
Related Allowance	14,944	5,004
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,104
Unpaid Principal Balance	6,104
Related Allowance	793
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	137,582
Unpaid Principal Balance	137,582
Related Allowance	16,915
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,443	0
Unpaid Principal Balance	3,443	0
Related Allowance	868	0
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,505	0
Unpaid Principal Balance	12,505	0
Related Allowance	520	0
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES | Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	39,570
Unpaid Principal Balance	39,899
Related Allowance	14,119
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES | Leasing
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Related Allowance	0
Non Covered Loans [Member] | Impaired Financing Receivables With Related Allowance [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,526
Unpaid Principal Balance	2,526
Related Allowance	$ 131